Taxation (Components of Aggregate Deferred Income Tax Assets) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Taxation
Net operating loss carry forwards	¥ 15,123	¥ 35,489
Excess advertising expenses carry forwards	10,787	9,904
Accrued payroll and other expenses	2,585	2,584
Fair value change-investment security		7,791
Others	3,028	6,680
Less: valuation allowance	(30,196)	(58,568)	¥ (12,220)
Total deferred tax assets, net	¥ 1,327	¥ 3,880